TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset:
Operating loss carry forwards	$ 6,137	$ 6,674
Reserves and tax allowances	3,576	3,803
Total deferred taxes before valuation allowance	9,713	10,477
Valuation allowance	(9,211)	(9,969)
Net deferred tax assets	502	508
Deferred tax liabilities
Intangible assets	210	205
Income Tax Authority [Line Items]
Net deferred tax assets (liabilities)	292	303
Foreign [Member]
Income Tax Authority [Line Items]
Net deferred tax assets (liabilities)	$ 292	$ 303